INVESTMENT IN AFFILIATED COMPANY (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 09, 2013
Investment in Iluminage Beauty	$ 15,730	$ 19,800
Unilever Ventures and Iluminage Beauty [Member]
Investment in Iluminage Beauty			$ 25,000
Unilever Ventures [Member]
Percentage of Ownership of shares			51.00%
Syneron Medical [Member]
Percentage of Ownership of shares			49.00%